John Hancock Trust
                              Supplement to the
                        Prospectus Dated April 28, 2006

Growth & Income Trust
Small Cap Trust

Effective May 31, 2006, Independence Investments LLC ("New Independence"), a newly formed subsidiary of Convergent Capital Management LLC (Convergent), has been appointed as subadviser with respect to the Growth & Income Trust and Small Cap Trust (the "Funds"). New Independence has replaced Independence Investment LLC (Old Independence), a subsidiary of Manulife Financial Corporation (Manulife), as subadviser to the Funds. New Independence is the successor to substantially all of the business operations of Old Independence, and the portfolio managers of the Funds will now manage the Funds' investments as employees of New Independence. Convergent is an investment management holding company that currently operates through nine subsidiaries. Collectively, these Convergent subsidiaries have assets under management of approximately $8.5 billion. Convergent, located at 190 South LaSalle Street, Chicago, Illinois is a subsidiary of City National Corporation, a publicly traded financial services company located at 555 South Flower Street, Los Angeles, California.


Fee Waiver for Portfolios Subadvised by T. Rowe Price

The disclosure under "Trust Annual Expenses" and "Advisory Fee Waivers and Expense Reimbursements" regarding the fee waiver for the T. Rowe Price Portfolios is amended and restated as follows:

T. Rowe Price has voluntarily agreed to waive a portion of its subadvisory fee for the Blue Chip Growth Trust, Equity-Income Trust, Health Sciences Trust, Mid Value Trust, Science & Technology Trust, Small Company Value Trust, Spectrum Income Trust and Real Estate Equity Trust. This waiver is based on the combined average daily net assets of these portfolios and the following funds of John Hancock Funds II: Blue Chip Growth Fund, Equity-Income Fund, Health Sciences Fund, Science & Technology Fund, Small Company Value Fund, Spectrum Income Fund and Real Estate Equity Fund (collectively, the "T. Rowe Portfolios).

The percentage fee reduction is as follows:



                                                Fee Reduction
Combined Average Daily Net Assets               (As a Percentage of
of the T. Rowe Portfolios                       the Subadvisory Fee)

First $750 million                                    0.00%
Over $750 million                                     5.0%

Effective November 1, 2006, the percentage reduction will be as follows:

                                                Fee Reduction
                                                (As a Percentage of
Combined Average Daily Net Assets               the Subadvisory Fee)
of the T. Rowe Portfolio

First $750 million                                    0.0%
Next $750 million                                     5.0%
Next $1.5 billion                                     7.5%
Over $3 billion                                      10.0%

The Adviser has also voluntarily agreed to reduce the advisory fee for each T. Rowe Price Portfolio by the amount that the subadvisory fee is reduced.

This voluntary fee waiver may be terminated at any time by T. Rowe Price or the Adviser.

Advisory Fee Waivers

Effective June 1, 2006, the Adviser has voluntarily agreed to reduce the advisory fees for the portfolios set forth below to the rates noted below. These voluntary fee waivers may be terminated at any time by the Adviser.

                                             Between
                                           $200 million
                             First              and              Excess Over
                          $200 million    $400 million of       $400 million
                          of Aggregate       Aggregate          of Aggregate
                           Net Assets       Net Assets           Net Assets

Portfolio
Core Bond(1)                 0.690%            0.640%               0.570%

(1)For purposes of determining Aggregate Net Assets, the net assets of the Core Bond Trust, a series of John Hancock Trust, and the Core Bond Fund, a series of John Hancock Funds II, are included.

                             First           Excess Over
                         $500 million       $500 Million
Portfolio
Overseas Equity              0.990%            0.850%

                                              Between
                              First        $1 billion and          Excess Over
                           $1 billion       $2 billion             $2 billion
Portfolio
U.S. Large Cap               0.825%            0.725%               0.700%

                             First           Excess Over
                         $500 million       $500 million

Portfolio
Mid Cap Core                 0.850%            0.825%

Portfolio               All Asset Levels
Special Value                0.950%


                                 Between           Between
                 First         $250 million      $500 million       Excess Over
              $250 million   and $500 million   and $750 million    $750 million
              of Aggregate     of Aggregate     of Aggregate       of Aggregate
               Net Assets       Net Assets       Net Assets         Net Assets

Portfolio
Large Cap(1)     0.780%           0.730%          0.680%              0.650%

(1)For purposes of determining Aggregate Net Assets, the net assets of the Large Cap Trust, a series of John Hancock Trust, and the Large Cap Fund, a series of John Hancock Funds II, are included.

                        First               Between                 Excess Over
                     $500 million       $500 million and           $1 billion of
                     of Aggregate     $1 billion of Aggregate        Aggregate
                      Net Assets           Net Assets               Net Assets

Portfolio
Large Cap Value(1)      0.825%               0.800%                   0.775%

(1)For purposes of determining Aggregate Net Assets, the net assets of the Large Cap Value Trust, a series of John Hancock Trust, and the Large Cap Value Fund, a series of John Hancock Funds II, are included.

                                 Between           Between
                 First         $600 million      $900 million       Excess Over
              $600 million   and $900 million   and $1.5 billion    $1.5 billion
              of Aggregate     of Aggregate     of Aggregate       of Aggregate
               Net Assets       Net Assets       Net Assets         Net Assets

Portfolio
Utilities(1)     0.825%           0.800%            0.775%             0.700%

(1)For purposes of determining Aggregate Net Assets, the net assets of the Utilities Trust, a series of John Hancock Trust, and the Utilities Fund, a series of John Hancock Funds II, are included.

                                    Between           Between
                    First         $250 million      $500 million     Excess Over
                 $250 million   and $500 million   and $1 billion    $1 billion
                 of Aggregate     of Aggregate     of Aggregate     of Aggregate
                  Net Assets       Net Assets       Net Assets       Net Assets

Portfolio
Dynamic Growth(1)   0.900%           0.850%            0.825%          0.800%

(1)For purposes of determining Aggregate Net Assets, the net assets of the Dynamic Growth Trust, a series of John Hancock Trust, and the Dynamic Growth Fund, a series of John Hancock Funds II, are included.

                                    Between           Between
                    First         $200 million      $400 million     Excess Over
                 $200 million   and $400 million   and $1 billion    $1 billion
                 of Aggregate     of Aggregate     of Aggregate     of Aggregate
                  Net Assets       Net Assets       Net Assets       Net Assets

Portfolio
Vista(1)            0.900%           0.850%            0.825%          0.800%

(1)For purposes of determining Aggregate Net Assets, the net assets of the Vista Trust, a series of John Hancock Trust, and the Vista Fund, a series of John Hancock Funds II, are included.


JHTPS                                                           June 1, 2006

                          Supplement dated June 1, 2006
        to the Statement of Additional Information for John Hancock Trust
                              Dated April 28, 2006

Growth & Income Trust
Small Cap Trust

         As described in a prospectus supplement dated June 1, 2006, effective May 31, 2006, Independence Investments LLC ("New Independence"), a newly formed subsidiary of Convergent Capital Management LLC ("Convergent"), has been appointed as subadviser with respect to the Growth & Income Trust and Small Cap Trust (the "Funds"). New Independence has replaced Independence Investment LLC ("Old Independence"), a subsidiary of Manulife Financial Corporation ("MFC"), as subadviser to the Funds. New Independence is the successor to substantially all of the business operations of Old Independence and assumed substantially all the assets and certain of the liabilities of Old Independence pursuant to an agreement between Old Independence, New Independence, the parent of Convergent and a subsidiary of MFC.

         In consideration for the transfer of assets and liabilities of Old Independence to New Independence as described above, Convergent paid MFC a specified amount at closing. MFC will also receive additional consideration on certain anniversary dates of the closing to the extent the revenue received by New Independence from the management of proprietary accounts of MFC and its affiliates or accounts for which MFC or its affiliates act as investment adviser, including the Funds, meet certain revenue targets. Consequently, while these contingent payments are not dependent upon the approval or continuation of the subadvisory agreements with respect to the Funds, the revenues earned by New Independence as a result of its subadvisory relationship with each Fund would count towards the revenue target necessary for MFC to earn the contingent payments. Nothing in the arrangements between MFC and Convergent imposes any limitations upon the rights of John Hancock Investment Management Services, LLC (the "Adviser"), the Funds' adviser, to recommend termination of the subadvisory agreements with New Independence. However, these arrangements present certain conflicts of interest because MFC, as the ultimate parent entity of the Adviser, has a financial incentive to influence the Adviser to support the continuation of the subadvisory agreements with New Independence for the periods for which contingent payments may be made to MFC. In approving the new subadvisory agreements with New Independence, the Board of Trustees of John Hancock Trust (the "Trust"), including the Trustees who are not "interested persons" (as defined in the Investment Company Act of 1940) of the Trust or the Adviser, was aware of and considered these potential conflicts of interest. Notwithstanding the potential conflicts of interest, the Board of Trustees concluded that approval of the subadvisory agreements was in the best interests of the Fund's shareholders and variable contract owners.